Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012	Dec. 31, 2011
401(k) Retirement Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Eligible employee service completion days	90 days
Eligible employee eligibility age	21
Maximum employees contribution	75.00%
Percentage of employer matching contribution	50.00%
Base contribution percentage	6.00%
Company's contribution	$ 705	$ 670	$ 644
Retirement benefit plan eligibility period	1 year
Defined benefit plan vesting period	4 years
Directors Plan [Member] | Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Liability under the plan	522	256
Salary Plan [Member] | Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Liability under the plan	$ 225